Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 HKD ($)	Aug. 31, 2018 HKD ($) agreement	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)
Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities			$ 234,000,000					$ 30,000,000
Term			3 years
Amount drawn from the credit facility					$ 0	$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate			0.85%
Unsecured credit facility
Bank Borrowings
Number of facility agreements entered | agreement				2
Aggregate amount of credit facilities	$ 400,000,000			$ 507,000,000			$ 51,282,000		$ 65,000,000
Term	3 years	3 years
Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate	0.85%	0.85%
Unsecured credit facility | Term loan
Bank Borrowings
Aggregate amount of credit facilities	$ 210,000,000						26,923,000
Amount of upfront fee	819,000	$ 105,000
Unsecured credit facility | Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 190,000,000						$ 24,359,000
Amount drawn from the credit facility					$ 0	$ 0
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities				$ 351,000,000					45,000,000
Term				2 years
First unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.35%
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities				$ 156,000,000					$ 20,000,000
Term				2 years
Second unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate				1.35%